UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JSD

Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 139.2% (94.3% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 122.5% (83.0% of Total Investments) (4)

	Aerospace & Defense – 2.1% (1.5% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$1,842,605
2,385	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	1,991,354
4,214	Total Aerospace & Defense				3,833,959

	Air Freight & Logistics – 0.6% (0.4% of Total Investments)

1,000	XPO Logistics, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba1	992,500

	Airlines – 4.3% (2.9% of Total Investments)

983	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	976,973
1,732	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/10/21	BB+	1,729,035
3,112	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	3,113,945
972	Delta Air Lines, Inc., Term Loan B2	2.446%	4/18/16	BBB	972,601
980	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	977,039
7,779	Total Airlines				7,769,593

	Automobiles – 2.5% (1.7% of Total Investments)

985	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	982,661
2,784	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	2,742,678
750	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	714,375
4,519	Total Automobiles				4,439,714

	Building Products – 0.6% (0.4% of Total Investments)

1,188	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,120,680

	Chemicals – 0.9% (0.6% of Total Investments)

962	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	953,837
209	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	206,743
399	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	400,227
1,570	Total Chemicals				1,560,807

	Commercial Services & Supplies – 2.8% (1.9% of Total Investments)

500	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	488,106
1,482	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B–	1,158,354
1,832	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,483,635
167	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	129,583
2,022	Millennium Laboratories, Inc., Tranche B, Term Loan, (5)	5.250%	4/16/21	D	742,922
66	Universal Services of America, Delayed Draw, Term Loan, First Lien	4.750%	7/28/22	B	64,441
934	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	913,892
7,003	Total Commercial Services & Supplies				4,980,933

	Communications Equipment – 2.9% (1.9% of Total Investments)

2,024	Avaya, Inc., Term Loan B3	4.823%	10/26/17	B1	1,669,433
326	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	270,341
1,083	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	BB	1,083,672
995	Riverbed Technology, Inc., Term Loan B, First Lien	6.000%	4/25/22	B1	997,488
1,137	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB	1,131,181
5,565	Total Communications Equipment				5,152,115

	Consumer Finance – 1.7% (1.1% of Total Investments)

3,000	First Data Corporation, Term Loan	3.697%	3/23/18	BB	2,982,813

Nuveen Investments	1

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Containers & Packaging – 1.8% (1.2% of Total Investments)

$1,000	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB–	$1,003,056
1,086	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,089,645
1,095	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,097,828
3,181	Total Containers & Packaging				3,190,529

	Diversified Consumer Services – 4.8% (3.2% of Total Investments)

750	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	750,094
2,499	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	2,488,070
2,505	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,499,704
94	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	80,959
876	New Albertson’s, Inc., Term Loan	4.750%	6/25/21	Ba3	872,595
1,817	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	1,820,036
8,541	Total Diversified Consumer Services				8,511,458

	Diversified Financial Services – 0.5% (0.4% of Total Investments)

993	Transdigm, Inc., Term Loan, Second Lien	4.750%	11/12/21	N/R	992,506

	Diversified Telecommunication Services – 4.0% (2.7% of Total Investments)

856	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	851,763
974	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	974,261
469	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	465,861
2,927	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	2,889,948
740	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	728,654
477	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	469,558
784	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	772,256
7,227	Total Diversified Telecommunication Services				7,152,301

	Electronic Equipment, Instruments & Components – 1.3% (0.9% of Total Investments)

1,080	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	1,020,982
1,330	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	1,243,550
2,410	Total Electronic Equipment, Instruments & Components				2,264,532

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

1,805	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	1,051,146
1,015	Offshore Group Investment Limited, Term Loan B, (5)	5.000%	10/25/17	D	294,303
2,820	Total Energy Equipment & Services				1,345,449

	Food & Staples Retailing – 8.4% (5.7% of Total Investments)

2,462	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB–	2,462,496
8,934	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	8,945,823
492	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	487,337
250	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	244,250
982	Del Monte Foods Company, Term Loan, First Lien	4.254%	2/18/21	B2	962,236
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,003,594
972	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	971,868
15,092	Total Food & Staples Retailing				15,077,604

	Food Products – 4.2% (2.8% of Total Investments)

2,917	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	N/R	2,911,124
3,363	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,367,489
1,192	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	1,161,197
7,472	Total Food Products				7,439,810

	Health Care Equipment & Supplies – 5.4% (3.7% of Total Investments)

394	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	394,866
1,737	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	Ba2	1,736,498
1,000	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	1,004,375
1,799	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	1,801,382
2,928	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	2,795,862

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Equipment & Supplies (continued)

$973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	$906,990
1,000	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	995,000
9,831	Total Health Care Equipment & Supplies				9,634,973

	Health Care Providers & Services – 6.1% (4.2% of Total Investments)

1,580	Amsurg Corporation, Term Loan, First Lien	3.500%	7/16/21	Ba2	1,573,787
50	Community Health Systems, Inc., Term Loan F	3.575%	12/31/18	BB	49,443
567	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	565,110
1,134	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	1,132,504
2,076	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	2,087,209
806	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B–	824,206
1,717	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,706,320
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	500,625
1,197	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,201,211
801	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	772,526
594	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	585,203
11,022	Total Health Care Providers & Services				10,998,144

	Health Care Technology – 0.4% (0.3% of Total Investments)

790	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	790,179

	Hotels, Restaurants & Leisure – 6.6% (4.5% of Total Investments)

2,850	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	2,854,213
2,014	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	2,013,792
2,273	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB–	2,276,715
997	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	993,292
1,985	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	1,943,750
1,813	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	1,814,790
11,932	Total Hotels, Restaurants & Leisure				11,896,552

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

914	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	850,398

	Insurance – 0.9% (0.6% of Total Investments)

1,000	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/16/22	B1	1,003,125
605	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	591,922
1,605	Total Insurance				1,595,047

	Internet & Catalog Retail – 1.7% (1.1% of Total Investments)

2,977	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	2,961,371

	Internet Software & Services – 3.5% (2.4% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B	5.000%	8/29/22	Ba3	1,001,667
2,431	Sabre Inc., Term Loan	4.000%	2/19/19	Ba3	2,433,985
116	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba3	115,884
2,902	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	2,756,979
6,449	Total Internet Software & Services				6,308,515

	IT Services – 1.7% (1.1% of Total Investments)

1,736	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	1,737,522
322	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	323,389
974	Zayo Group LLC, Term Loan B	3.750%	5/06/21	BB–	973,667
3,032	Total IT Services				3,034,578

	Leisure Products – 3.0% (2.0% of Total Investments)

1,502	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,344,394
1,788	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	1,784,901
772	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	772,663
1,463	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,466,650
5,525	Total Leisure Products				5,368,608

Nuveen Investments	3

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Machinery – 0.3% (0.2% of Total Investments)

$595	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B2	$535,896

	Media – 10.1% (6.8% of Total Investments)

856	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	837,001
750	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	699,844
392	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	359,927
494	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	425,859
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	331,350
2,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/23/23	BBB–	2,000,626
1,633	Clear Channel Communications, Inc.,Term Loan E	7.688%	7/30/19	CCC+	1,387,657
62	Clear Channel Communications, Inc., Tranche D, Term Loan	6.938%	1/30/19	CCC+	52,142
2,821	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B2	2,406,286
1,254	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,253,825
445	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	444,825
741	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	740,621
987	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	988,525
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	752,812
1,252	McGraw-Hill Education Holdings LLC, Term Loan B	4.750%	3/22/19	B+	1,255,242
982	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB	983,422
1,000	Numericable Group S.A., Term Loan, (WI/DD)	TBD	TBD	B+	989,844
532	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	B+	526,188
460	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	B+	455,224
1,100	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	1,090,239
19,011	Total Media				17,981,459

	Multiline Retail – 1.5% (1.0% of Total Investments)

995	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	989,610
1,000	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	1,003,125
617	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	615,259
2,612	Total Multiline Retail				2,607,994

	Oil, Gas & Consumable Fuels – 1.9% (1.3% of Total Investments)

414	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	337,188
1,644	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	1,183,594
810	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	306,414
1,323	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	876,517
924	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B	543,197
122	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B–	92,179
5,237	Total Oil, Gas & Consumable Fuels				3,339,089

	Pharmaceuticals – 5.1% (3.5% of Total Investments)

1,125	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	1,109,109
987	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	969,478
2,534	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	2,504,641
774	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	775,899
2,381	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB	2,218,708
1,737	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	Ba1	1,618,560
9,538	Total Pharmaceuticals				9,196,395

	Professional Services – 0.2% (0.2% of Total Investments)

490	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	451,797

	Real Estate Investment Trust – 5.7% (3.9% of Total Investments)

6,284	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BBB–	5,943,851
1,950	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,951,165
55	Realogy Corporation, Synthetic Letter of Credit	6.829%	10/10/16	BB	54,005
285	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	283,224
2,148	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	1,979,324
10,722	Total Real Estate Investment Trust				10,211,569

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Real Estate Management & Development – 1.9% (1.3% of Total Investments)

$1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	$1,870,753
1,569	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,571,616
3,430	Total Real Estate Management & Development				3,442,369

	Road & Rail – 0.5% (0.4% of Total Investments)

1,000	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	980,000

	Semiconductors & Semiconductor Equipment – 2.4% (1.6% of Total Investments)

429	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB	429,646
1,950	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	N/R	1,950,944
980	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	N/R	981,325
966	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	955,730
4,325	Total Semiconductors & Semiconductor Equipment				4,317,645

	Software – 10.8% (7.3% of Total Investments)

941	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	928,884
948	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	856,385
1,000	Computer Sciences Government Services, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	1,003,750
1,792	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	1,710,425
750	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	749,922
956	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	951,937
2,532	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	2,469,508
1,000	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	990,521
526	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	526,600
855	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	854,733
2,668	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	2,670,567
1,565	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	1,571,720
242	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	243,189
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	872,127
708	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	709,005
2,111	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	2,128,450
19,466	Total Software				19,237,723

	Specialty Retail – 1.6% (1.1% of Total Investments)

993	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	968,052
896	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	896,416
163	Pilot Travel Centers LLC, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	164,479
800	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	797,200
2,852	Total Specialty Retail				2,826,147

	Technology Hardware, Storage & Peripherals – 2.7% (1.9% of Total Investments)

4,913	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	4,918,624

	Trading Companies & Distributors – 1.7% (1.1% of Total Investments)

2,446	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB–	2,442,418
625	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	571,676
3,071	Total Trading Companies & Distributors				3,014,094

	Transportation Infrastructure – 0.7% (0.5% of Total Investments)

67	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	58,759
386	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	340,804
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	328,089
532	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	470,075
1,356	Total Transportation Infrastructure				1,197,727

	Wireless Telecommunication Services – 1.4% (0.9% of Total Investments)

2,438	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	2,447,556
$228,707	Total Variable Rate Senior Loan Interests (cost $225,798,307)				218,951,752

Nuveen Investments	5

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)				Value

	COMMON STOCKS – 0.6% (0.4% of Total Investments)

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

39,749	Cengage Learning Holdings II LP, (6)				$983,788
	Total Common Stocks (cost $1,286,905)				983,788

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 16.1% (10.9% of Total Investments)

	Commercial Services & Supplies – 0.9% (0.6% of Total Investments)

$1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,643,813

	Communications Equipment – 0.1% (0.0% of Total Investments)

250	Avaya Inc., 144A	10.500%	3/01/21	CCC+	96,875

	Containers & Packaging – 0.1% (0.1% of Total Investments)

209	Reynolds Group	9.875%	8/15/19	CCC+	219,973

	Diversified Telecommunication Services – 2.6% (1.8% of Total Investments)

600	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	622,872
1,210	Frontier Communications Corporation	6.250%	9/15/21	BB	1,080,530
750	Frontier Communications Corporation	6.875%	1/15/25	BB	648,073
300	IntelSat Limited	6.750%	6/01/18	CCC+	266,250
1,800	IntelSat Limited	7.750%	6/01/21	CCC+	1,062,000
1,750	IntelSat Limited	8.125%	6/01/23	CCC+	1,036,875
6,410	Total Diversified Telecommunication Services				4,716,600

	Health Care Equipment & Supplies – 3.1% (2.1% of Total Investments)

2,700	Kinetic Concepts	10.500%	11/01/18	B–	2,850,930
2,660	Tenet Healthcare Corporation	6.750%	6/15/23	B3	2,640,050
5,360	Total Health Care Equipment & Supplies				5,490,980

	Health Care Providers & Services – 1.4% (0.9% of Total Investments)

1,350	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,380,375
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,047,500
2,350	Total Health Care Providers & Services				2,427,875

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

175	Scientific Games Corporation	8.125%	9/15/18	B–	159,250

	Media – 3.6% (2.4% of Total Investments)

100	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	100,375
3,585	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	3,033,806
3,151	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	1,291,959
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	822,500
600	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	600,000
500	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	547,500
8,936	Total Media				6,396,140

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

2,000	Chaparral Energy Inc.	9.875%	10/01/20	CCC+	740,000

	Semiconductors & Semiconductor Equipment – 0.2% (0.1% of Total Investments)

250	Advanced Micro Devices, Inc.	7.750%	8/01/20	B–	185,000
166	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	120,350
416	Total Semiconductors & Semiconductor Equipment				305,350

	Software – 0.4% (0.3% of Total Investments)

580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	448,775
450	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	321,750
1,030	Total Software				770,525

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Trading Companies & Distributors – 0.6% (0.4% of Total Investments)

$1,000	HD Supply Inc.	11.500%	7/15/20	B–	$1,131,250

	Wireless Telecommunication Services – 2.6% (1.8% of Total Investments)

500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	515,000
2,750	Sprint Corporation	7.875%	9/15/23	B+	2,543,748
250	Sprint Corporation	7.125%	6/15/24	B+	219,531
1,250	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,290,500
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	77,438
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	77,438
4,900	Total Wireless Telecommunication Services				4,723,655
$34,686	Total Corporate Bonds (cost $34,188,336)				28,822,286
	Total Long-Term Investments (cost $261,273,548)				248,757,826

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.4% (5.7% of Total Investments)

	REPURCHASE AGREEMENTS – 8.4% (5.7% of Total Investments)

$14,948	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $14,947,818, collateralized by $14,645,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $15,249,106	0.000%	11/02/15		$14,947,818
	Total Short-Term Investments (cost $14,947,818)				14,947,818
	Total Investments (cost $276,221,366) – 147.6%				263,705,644
	Borrowings – (47.7)% (7), (8)				(85,200,000)
	Other Assets Less Liabilities – 0.1% (9)				208,557
	Net Assets Applicable to Common Shares – 100%				$178,714,201

Investments in Derivatives as of October 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$17,500,000	Receive	1-Month USD-LIBOR-ICE	1.659%	Monthly	9/15/18	$(365,100)

Credit Default Swaps outstanding:

Counterparty	Referenced entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	Darden Restaurants, Inc.	Buy	0.97%	$2,000,000	1.000%	12/20/20	$(5,658)	$1,111
Citigroup	Newmont Mining Corporation	Buy	1.68	2,000,000	1.000	12/20/20	61,935	(79,424)
Credit Suisse	Barrick Gold Corporation	Buy	2.35	2,000,000	1.000	12/20/20	120,820	(99,585)
JPMorgan	Avon Products Inc.	Buy	10.05	2,000,000	5.000	12/20/20	331,125	11,463
				$8,000,000			$508,222	$(166,435)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

Nuveen Investments	7

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$218,951,752	$—	$218,951,752
Common Stocks	—	983,788	—	983,788
Corporate Bonds	—	28,822,286	—	28,822,286

Short-Term Investments:
Repurchase Agreements	—	14,947,818	—	14,947,818

Investments in Derivatives:
Interest Rate Swaps*	—	(365,100)	—	(365,100)
Credit Default Swaps*	—	(166,435)	—	(166,435)
Total	$—	$263,174,109	$—	$263,174,109
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $276,400,525.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,507,079
Depreciation	(14,201,960)
Net unrealized appreciation (depreciation) of investments	$(12,694,881)

8	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Borrowings as a percentage of Total Investments is 32.3%.

(8)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015